Fair Value and Weighted-Average Amortization of Intangible Assets in Connection with Sony Mobile Communications Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Mar. 31, 2012 Customer relationship Year	Mar. 31, 2012 Trademarks Year	Mar. 31, 2012 Other Year	Feb. 15, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson IP cross-licensing Year	Feb. 15, 2012 Sony Ericsson Developed technology Year	Feb. 15, 2012 Sony Ericsson Customer relationship Year	Feb. 15, 2012 Sony Ericsson Trademarks Year	Feb. 15, 2012 Sony Ericsson Other Year
Business Acquisition [Line Items]
Acquired intangibles recorded at fair value, subject to amortization				¥ 123,097	¥ 60,834	¥ 24,599	¥ 19,597	¥ 14,086	¥ 3,981
Weighted-average amortization period	14	7	4		6	9	14	7	7